Employee Benefits - Summary of Employee Benefits Expenses (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	$ 1,363.3	$ 1,320.5
Cost of sales [member]
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	$ 697.3	$ 649.4